Concentration Risks (Tables)	12 Months Ended
Oct. 31, 2024
Concentration Risks [Abstract]
Schedule of Concentration of Customers and Suppliers
	Year Ended October 31 2024	Year Ended October 31 2023
Percentage of Company revenue
customer G	10%	10%
customer F	10%	10%
	October 31, 2024	October 31, 2023
Percentage of the Company’s accounts receivable
Customer A	17%	16%
Customer B	7%	9%
Customer C	1%	11%
Customer D	3%	4%
Customer E	8%	3%
Customer F	15%	18%
Customer G	14%	17%
	Year Ended
	October 31, 2024	October 31, 2023
Percentage of the Company’s purchases
Supplier A	15%	9%
Supplier B	11%	7%
Supplier C	10%	0%
Supplier F	11%	58%
	October 31, 2024	October 31, 2023
Percentage of the Company’s accounts payable
Supplier F	36%	63%
Supplier G	55%	7%